As filed with the Securities and Exchange Commission on October 24, 2016

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 196	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 198	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on October 31, 2016 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 196 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 31, 2016, the effectiveness of Post-Effective Amendment No. 193 to the Registrant’s Registration Statement on Form N-1A related to SPDR S&P 1000 ETF (formerly, SPDR Russell Small Cap Completeness ETF), SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Citi International Government Inflation-Protected Bond ETF (formerly, SPDR DB International Government Inflation-Protected Bond ETF), SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF and SPDR Dorsey Wright Fixed Income Allocation ETF, which was filed pursuant to Rule 485(a) under the Securities Act on August 26, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Series Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of October, 2016.

SPDR SERIES TRUST

/s/ Ellen M. Needham*
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURES	TITLE	DATE

	/s/ Bonny E. Boatman*	Trustee	October 24, 2016
Bonny E. Boatman

	/s/ Dwight D. Churchill*	Trustee	October 24, 2016
Dwight D. Churchill

	/s/ David M. Kelly*	Trustee	October 24, 2016
David M. Kelly

	/s/ Frank Nesvet*	Trustee	October 24, 2016
Frank Nesvet

	/s/ Carl G. Verboncoeur*	Trustee	October 24, 2016
Carl G. Verboncoeur

	/s/ James E. Ross*	Trustee	October 24, 2016
James E. Ross

	/s/ Ellen M. Needham*	President and Principal Executive Officer	October 24, 2016
Ellen M. Needham

	/s/ Bruce S. Rosenberg*	Treasurer and Principal Financial Officer	October 24, 2016
Bruce S. Rosenberg

*By:	/s/ Patricia A. Morisette
Patricia A. Morisette
As Attorney-in-Fact Pursuant to Power of Attorney